THE TREASURER'S FUND

                           ANNUAL REPORT
                        OCTOBER 31, 1998(a)





TO OUR SHAREHOLDERS,

     As the seasons change, are we witnessing a shift in the U.S. Treasury markets, which have had a record run in the third quarter? Recent stability in the worldwide equity markets resulting from three rate cuts by the Federal Open Market Committee ("FOMC") (the latest coming on November 17) has driven yields across the entire curve higher, reflecting a near term change. The Federal Reserve Board, signaling its readiness to react to spreading contagion from the East, gave those who fled to the liquidity and safety of the Treasury market a sense that indeed some measure of risk is acceptable. Credit and swap spreads had widened to record levels, showing not only an aversion to risk, but also a need by most investors to be in the most liquid holdings. Of major concern to Federal Reserve Board Chairman Alan Greenspan was the spread between on-the-run Treasuries ("current" Treasuries) and off-the-run Treasuries ("non-current" Treasuries). Reflecting the flight to liquidity frenzy, the roll to the new, more liquid 30-year Treasury was at one point giving 17 basis points (normally the spread is one to two basis points). To stem the possibility of a deepening credit crunch, Fed Chairman Greenspan shrugged off stronger economic news and eased rates, sending a strong signal that the Fed was acting pro-actively.

     Continuing to underscore the FOMC's concern over the "unusual strains" in the financial system, the policy making arm of the Fed lowered its Federal Funds target and discount rate by 25 basis points at its November 17 meeting.

     Our fundamental view of the world and markets has not changed. We still view the Treasury market as expensive in relation to current Fed policy. However, since the global economic problems have yet to be fully solved, we feel a minor trading stake in the Treasury market is warranted. We still believe that the overall impact of the Asian crisis on the U.S. economy will be less drastic than projected and consumer momentum will continue, albeit at a slower rate. We believe that a slowdown from the torrid economic pace of early 1998 is taking place, but a full-blown recession is not in the cards. We thus

----------------------------------------
(a) The Fund's fiscal year ends October 31.

remain cautious longer term, pointing to continued strength in the domestic labor markets and a strong rise in the third quarter Employment Cost Index ("ECI"). With most of the curve trading through the Fed Funds target, something has to give, whether from further easings or an upward adjustment in yields. We see both of these paths converging.

INTERNET

     You can now visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Funds, Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

CONCLUSION

     We thank you for your loyalty and as always, pledge our best efforts on your behalf as we seek to provide you with competitive returns. Please call us at 1-800-GABELLI (1-800-422-3554) or 1-800-TSR-FUND (1-800-877-3863) during the business day for further information.


                                                          Sincerely,





                                                          /s/JUDITH A. RANERI
                                                          --------------------
                                                          JUDITH A. RANERI
                                                          Portfolio Manager



November 30, 1998


--------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total returns and average annual returns, which reflect changes in investment income, are net of expenses. Investment returns and yields will fluctuate. An investment in The Treasurer's Fund Portfolios are neither insured nor guaranteed by the U.S. Government or the Federal Deposit Insurance Corporation. Although the Fund seeks to preserve the value of an investment at $1.00 per share, there can be no assurance that the Fund will maintain a stable $1.00 per share net asset value, so it is possible to lose money by investing in the Fund. The Fund's prospectus contains more complete information, including fees and expenses. The prospectus should be read carefully before investing or sending money.



THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 1998
========================================================================================================

PRINCIPAL                                                                    CREDIT          MARKET
 AMOUNT                                                                      RATINGS*        VALUE
--------                                                                     -------         ------
                COMMERCIAL PAPER - 21.2%
$ 5,000,000     First Chicago Financial Corp., 5.43%, 11/09/98 ............  A1/P1           $ 4,993,967
 12,000,000     Island Finance Puerto Rico, Inc., 5.47%, 11/09/98 .........  A1/P1            11,985,413
 10,000,000     Louis Dreyfus Corp., 5.16%, 11/13/98 ......................  A1+/P1            9,982,800
  5,000,000     Avnet Inc., 5.29%, 11/20/98 ...............................  A1/P1             4,986,040
 12,000,000     Republic Industries Funding Corp., 5.23%, 11/25/98 ........  A1/P1            11,958,160
 12,000,000     Transamerica Corp., 5.48%, 11/30/98 .......................  A1+/P1           11,947,027
 10,050,000     International Lease Finance Corp., 5.48%, 12/02/98 ........  A1/P1            10,002,575
 10,000,000     Avco Financial Services Inc., 5.41%, 12/17/98 .............  A1+/P1            9,930,872
                                                                                             -----------
                TOTAL COMMERCIAL PAPER                                                        75,786,854
                                                                                             -----------
                MEDIUM TERM AND SENIOR NOTES - 4.2%
 10,000,000     Travelers  Life  &  Annuity  Funding  Agreement, 5.41%,
                  11/15/98, 04/15/99+ .....................................  NR/NR            10,000,000
  5,000,000     Morgan  Guaranty  Trust  (JPM),  5.24%,
                  11/30/98, 11/29/99+ .....................................  Aa2/AA+           4,999,496
                                                                                             -----------
                TOTAL MEDIUM TERM AND SENIOR NOTES                                            14,999,496
                                                                                             -----------
                ADJUSTABLE RATE SECURITIES - 5.8%
  7,000,000     Maine Finance Authority  Electric Rate  Stabilization,
                 Series 1998-A, 5.50%, 11/04/98, AMBAC Insured, SPA
                 -  Fleet  Bank,   06/01/08+ ..............................  NR/VMIG1          7,000,000
  9,300,000     Health  Insurance  Plan of Greater  New
                 York, Series B, 5.25%, 11/04/98,  Letter of Credit
                 -  Morgan   Guaranty   Trust,   07/01/16+ ................  A1+/NR            9,300,000
  4,600,000     New Jersey Economic Development Authority, 5.36%, 11/02/98,
                10/01/21+ .................................................  A1+/P1            4,600,000

                                                                                             -----------
                TOTAL ADJUSTABLE RATE SECURITIES                                              20,900,000
                                                                                             -----------
                LOAN PARTICIPATIONS - 4.2%
 15,000,000     Pacific Financial Asset Management, 5.58%, 11/04/98 .......  NR/NR            15,000,000
                                                                                             -----------
                U.S. GOVERNMENT AGENCY MORTGAGES - 24.0%
 10,000,000     Federal Farm Credit Bank, 5.50%, 11/02/98 .................                   10,000,000
 10,000,000     Federal Farm Credit Bank, 5.48%, 12/01/98 .................                   10,000,000
 10,000,000     Federal Farm Credit Bank, 5.32%, 01/04/99 .................                   10,000,000
 10,000,000     Federal Farm Credit Bank, 4.85%, 02/01/99 .................                   10,000,000
  5,000,000     Federal Home Loan Bank, 5.68%, 11/04/98 ...................                    5,000,000
  5,000,000     Federal Home Loan Bank, 4.61%, 11/04/98, 04/01/99+ ........                    4,999,483
  5,000,000     Federal Home Loan Bank, 5.15%, 09/30/99 ...................                    5,000,000
 10,000,000     Federal Home Loan Bank, 5.13%, 10/13/99 ...................                   10,000,000
  5,000,000     Federal Home Loan Bank, 5.00%, 10/27/99 ....................                   5,000,000
  2,000,000     Federal Home Loan Bank, 4.94%, 10/27/99 ...................                    2,000,000
  5,000,000     Federal Home Loan Bank, 5.03%, 10/29/99 ...................                    5,000,000
  4,000,000     Federal Home Loan Bank, 5.03%, 11/05/99 ...................                    4,000,000
  5,000,000     Student Loan Marketing Assoc., 4.90%, 10/27/99 ............                    5,000,000
                                                                                             -----------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGES ...................                   85,999,483
                                                                                             -----------
                 REPURCHASE AGREEMENTS - 45.9%
 70,000,000      ABN AMRO, 5.55%, dated 10/30/98,
                   due 11/02/98, proceeds at maturity $70,032,375 (a) .....                   70,000,000
 50,000,000      Citibank, 5.35%, dated 10/30/98,
                   due 11/02/98, proceeds at maturity $50,022,292 (b) .....                   50,000,000
 44,035,509      Bear Stearns & Co., Inc., 5.39%, dated 10/30/98,
                   due 11/02/98, proceeds at maturity $44,055,288 (c) .....                   44,035,509
                                                                                            ------------
                 TOTAL REPURCHASE AGREEMENTS ..............................                  164,035,509
                                                                                            ------------

         See accompanying notes to financial statements.





THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1998
================================================================================================


TOTAL INVESTMENTS (Cost $376,721,342) (d) .............................   105.3%    $376,721,342
PAYABLE TO MANAGER ....................................................   (0.0)%         (94,006)
PAYABLE TO ADMINISTRATOR ..............................................   (0.0)%         (28,393)
PAYABLE FOR SECURITIES PURCHASED ......................................   (5.3)%     (18,999,493)
DIVIDENDS PAYABLE .....................................................   (0.1)%        (487,185)
OTHER ASSETS AND LIABILITIES (NET) ....................................    0.1%          737,364
                                                                         -----       -----------
NET ASSETS (357,886,830 shares of beneficial interest outstanding,
  $0.001 par value, two billion shares authorized) ....................  100.0%     $357,849,629
                                                                         =====      ============
COMPOSITION OF NET ASSETS
Paid-in-capital .......................................................             $357,805,679
Undistributed net investment income ...................................                   46,175
Accumulated net realized loss on investments ..........................                   (2,225)
                                                                                    ------------
NET ASSETS ............................................................             $357,849,629
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..............                    $1.00
                                                                                           =====




--------------------------------------------
  + Variable rate security. The short term date shown reflects the next rate change.
(a) Collateralized by Federal Farm Credit Bank Note, 6.52%, due 01/08/08, market value $71,400,961.
(b) Collateralized by U.S. Treasury Bond, 9.25%, due 02/15/16, market value $51,004,688.
(c) Collateralized by U.S. Treasury STRIPS, 8.125% to 11.25%, due 08/15/01 to 05/15/21, market value $44,916,926.
(d) Aggregate cost for Federal tax purposes.
    AMBAC - AMBAC Indemnity Corporation, SPA - Standby Purchase Agreement.
  * Credit ratings issued by Standard & Poor's Corporation,  Moody's   Investors
    Services Inc. and Fitch Investors Service Inc.(Unaudited). Standard & Poor's credit rating of A1,Moody's credit rating of P1 and VMIG1 and Fitch's credit rating of F1 reflect instruments of the highest quality.Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios.




         See accompanying notes to financial statements.



THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 1998
================================================================================

   PRINCIPAL                                                                            CREDIT            MARKET
    AMOUNT                                                                             RATINGS*            VALUE
   ---------                                                                           -------            ------

             SHORT-TERM MUNICIPAL OBLIGATIONS - 99.6%
             ALABAMA - 5.7%
$4,600,000   Columbia Alabama Industrial Development Board, Pollution
              Control Revenue, Alabama Power Company Project,
              Series D, 3.60%, 11/02/98, 10/01/22+ ................................   VMIG1/A1        $  4,600,000
 1,000,000   Huntsville Industrial Development Board, Avco Corporation Project,
              Series 1982, 3.60%, 11/05/98, LOC - Wachovia Bank of
              Georgia, 11/01/99+ ..................................................    NR/NR             1,000,000
 6,500,000   Stevenson Alabama Industrial Development Board,
              Environmental Improvement Revenue, Mead Corporation
              Project, Series B, 3.80%, 11/02/98, LOC - First National
              Bank of Chicago, 04/01/33+ ..........................................    A1+/NR            6,500,000
                                                                                                       -----------
             TOTAL ALABAMA                                                                              12,100,000
                                                                                                       -----------
             ARIZONA - 5.3%
   500,000   Arizona Health Facility, Pooled Loan Program, Series 1985,
              3.20%, 11/04/98, FGIC Insured, 10/01/15+ ............................   VMIG1/A1             500,000
 3,000,000   Maricopa County Pollution Control, 3.70%, 11/02/98, LOC -
              Bank of America, 05/01/29+ ..........................................    A1+/P1            3,000,000
 5,000,000   Maricopa County Pollution Control, El Paso Electric
              Company Project, Series A, 3.20%, 11/04/98, FGIC Insured,
              SPA - Chemical Bank, 07/01/14+ ......................................   VMIGI/A1           5,000,000
 2,900,000   Scottsdale Industrial Development Authority Revenue,
              Scottsdale Memorial Health Systems Project,
              Series B, 3.05%, 11/04/98, AMBAC Insured, SPA -
              Credit Local de France, 09/01/22+ ...................................  VMIG1/A1+           2,900,000
                                                                                                       -----------
              TOTAL ARIZONA ........................................................................    11,400,000
                                                                                                       -----------
              COLORADO - 0.5%
 1,085,000    Colorado Health Facilities Authority, Boulder Community
               Hospital Project, Series C, 3.00%, 11/05/98, MBIA Insured,
               SPA - Rabobank Nederland, 10/01/14+ ...............................   VMIG1/A1+           1,085,000
                                                                                                       -----------
              CONNECTICUT - 1.4%
 3,000,000    Connecticut State Special Assessment Unemployment Compensation,
               Series C, 3.60%, 07/01/99, FGIC Insured, 11/15/01+ ................  VMIG1/A1+/F1+        3,000,000
                                                                                                       -----------
              FLORIDA - 5.5%
 2,910,000    Broward  County  Florida  Housing  Financial  Authority
               Multi-family Housing Revenue,  Lake Park Associates  Limited
               Partnership,  3.10%,  11/04/98, 12/01/10+ .........................      NR/A1           2,910,000
 1,000,000    Dade County Health  Facilities  Authority, Miami Children's
               Hospital Project,  Series 1990, 3.75%,  11/02/98, LOC -
               Barnett Bank of South Florida, 09/01/20+ ..........................    VMIG1/NR          1,000,000
 4,500,000    Florida Gulf Coast University,  3.10%,  11/05/98,  LOC -
               First Union National Bank, 08/01/27+ ..............................     NR/A1            4,500,000
 1,225,000    Indian Trace Community  Development,  Updates-Basin 1
               Water Management,  Series A, 3.05%,  11/04/98,  MBIA
               Insured,  SPA - Swiss Bank Corp., 05/01/11+ .......................   VMIG1/A1+          1,225,000
 2,000,000    Lee  County  Industrial  Development Authority,  Health Care
               Facilities Revenue,  Var-Cypress Cove, 3.10%,  11/04/98,
               LOC - Kredietbank N.V.,10/01/04+ ..................................   VMIG1/NR           2,000,000
                                                                                                      -----------
              TOTAL FLORIDA ........................................................................   11,635,000
                                                                                                      -----------

                See accompanying notes to financial statements.


                                5



THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 1998
================================================================================

   PRINCIPAL                                                                            CREDIT            MARKET
    AMOUNT                                                                             RATINGS*            VALUE
   ---------                                                                           -------            ------

                GEORGIA - 7.2%
$1,615,000      Atlanta Georgia Water & Sewer Revenue, 5.00%, 01/01/99,
                 FGIC Insured ....................................................     Aaa/AAA       $  1,618,679
 1,800,000      Burke County Development Authority, Pollution Control
                 Revenue, Georgia Power Company, 3.60%, 11/02/98, 07/01/24+ ......   VMIG1/A1/F1        1,800,000
 7,040,000      Burke County Development Authority, Pollution Control
                 Revenue, Ogelthorpe Power Corporation,  Series A, 3.05%,
                 11/04/98, FGIC Insured, SPA - Canadian Imperial Bank,
                 01/01/16+ .......................................................   VMIG1/A1+          7,040,000
 2,700,000      DeKalb Private Hospital Authority, Egleston Children's Hospital,
                 Series A, 3.10%, 11/04/98, LOC - Suntrust Bank, 03/01/24+ .......   VMIG1/A1+          2,700,000
 2,500,000      Monroe County Development Authority Pollution Control
                 Revenue, Georgia Power Company Project, 3.70%,
                 11/02/98, 09/01/29+ .............................................    VMIG1/A1          2,500,000
                                                                                                      -----------
                TOTAL GEORGIA ................................................................         15,658,679
                                                                                                      -----------
                ILLINOIS - 4.5%
 2,600,000      Illinois Health Facilities Authority Revenue Updates, Hospital
                 Sisters Service,  Series E, 3.20%, 11/04/98,  MBIA Insured,
                 SPA - Morgan Guaranty Trust, 12/01/15+ ..........................   VMIG1/AAA          2,600,000
 1,650,000      Illinois State, 3.90%,  12/01/98 .................................     Aa2/AA           1,650,851
 2,900,000      Illinois  State Toll Highway  Authority,  Series B, 3.05%,
                 11/04/98, MBIA  Insured,  LOC  -  Societe  Generale,
                 01/01/10+ .......... ............................................   VMIG1/A1+/F1+      2,900,000
 2,400,000      Will County Solid Waste Disposal Revenue,  BASF
                 Corporation Project, 3.85%, 11/02/98, 07/01/32+ .................    P1/NR             2,400,000
                                                                                                      -----------
                TOTAL ILLINOIS                                                                          9,550,851
                                                                                                      -----------
                INDIANA - 1.0%
 2,000,000      Franklin Township Marion County, Multiple School Building
                 Corporation, 7.50%, 01/15/99, State Aid Withholding Insured,
                 07/15/09+ .......................................................   Aaa/AAA           2,040,000
                                                                                                     -----------
                KENTUCKY - 0.6%
 1,255,000      Kentucky Development Finance Authority, Pooled Loan
                 Program, Series A, 3.00%, 11/05/98, FGIC Insured, SPA -
                 Landesbank Hessen, 12/01/15+ ....................................  VMIG1/A1+          1,255,000
                                                                                                     -----------
                LOUISIANA - 5.3%
 5,000,000      East Baton Rouge Mortgage Financial Authority, Single
                 Family Auth., Series C-4, 3.55%, 12/03/98, 10/01/27+ ............  VMIG1/NR           5,000,000
 1,700,000      Louisiana State Offshore Term Authority, Deepwater Port
                 Revenue ACES, Loop Inc. 1st Stage, 3.70%, 11/02/98,
                 LOC - Union Bank of Switzerland, 09/01/06+ ......................  VMIG1/NR           1,700,000
 3,600,000      Parish of East Baton Rouge, Pollution Control Revenue,
                 Exxon Corporation Project, Series 1989, 3.70%, 11/02/98,
                 11/01/19+ .......................................................   P1/A1+            3,600,000
 1,000,000      Placquemines Louisiana Port Harbor & Term District Marine
                 Facility, Electro-Coal Transfer, Series B, 3.45%, 12/09/98,
                 09/01/07+ .......................................................   P1/A1+            1,000,000
                                                                                                     -----------
                TOTAL LOUISIANA .................................................................     11,300,000
                                                                                                     -----------


                 See accompanying notes to financial statements.







THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 1998
================================================================================

   PRINCIPAL                                                                            CREDIT            MARKET
    AMOUNT                                                                             RATINGS*            VALUE
   ---------                                                                           -------            ------


                MARYLAND - 0.5%
$1,100,000      Northeast Maryland Waste Disposal Authority, Hartford
                 County Resource Recovery Revenue, 2.95%, 11/04/98,
                 AMBAC Insured, SPA - Credit Local de France, 01/01/08+ ............   VMIG1/A1+       $  1,100,000
                                                                                                       ------------
                MASSACHUSETTS - 1.6%
 3,350,000      Massachusetts State Industrial Finance Agency, Showa
                 Women's Institute Inc., 3.55%, 11/02/98, 03/15/04+ ................   VMIG1/A1+          3,350,000
                                                                                                        -----------
                MICHIGAN - 3.2%
 4,000,000      Michigan Higher Education Student Loan, Series XII B,
                 3.15%, 11/04/98,  AMBAC Insured,  SPA - Kredietbank  N.V.,
                 10/01/13+ .........................................................   VMIG1/A1           4,000,000
 1,500,000      Midland County Economic  Development  Corp.  Revenue,
                 Dow Chemical Company Project, Series B, 3.75%,
                 11/02/98, 12/01/15+ ...............................................    P1/A1             1,500,000
 1,400,000      Wayne Charter County Airport, Detroit Metropolitan County
                 Project, Series B, 3.15%, 11/04/98, LOC - Bayerische
                 Landesbank, 12/01/16+ .............................................  VMIG1/A1+           1,400,000
                                                                                                        -----------
                TOTAL MICHIGAN .....................................................                      6,900,000
                                                                                                        -----------
                MINNESOTA - 3.6%
 2,300,000      Rochester Minnesota Health Care, Mayo Foundation, Mayo
                 Medical Center, Series A,  3.55%,  11/16/98,  11/15/18+ ...........   NR/A1+             2,300,000
 2,800,000      Rochester Minnesota  Health Care, Mayo Foundation,  Mayo
                 Medical Center,  Series C, 3.15%, 02/10/99,  11/15/21+ ............   NR/A1+             2,800,000
 2,500,000      Rochester Minnesota Health Care, Mayo  Foundation,  Mayo
                 Medical  Center,  Series A, 3.05%,  12/03/98,  11/15/18+ ..........   NR/A1+             2,500,000
                                                                                                        -----------
                TOTAL MINNESOTA ....................................................                      7,600,000
                                                                                                        -----------
                MISSOURI - 1.2%
 2,500,000      Missouri State Health & Educational Facilities Authority,
                 Christian Health Service, Series A, 2.95%, 11/04/98, LOC -
                 Morgan Guaranty Trust, 11/01/19+ ..................................    NR/A1+            2,500,000
                                                                                                        -----------
                NEVADA - 2.1%
 4,402,000      Clark County Nevada  Airport  Improvement  Revenue,
                 Series A, 3.05%, 11/04/98,  MBIA  Insured,  SPA  -  National
                 Westminster,   07/01/12+ ..........................................  VMIG1/A1+           4,402,000
                                                                                                        -----------
                NEW JERSEY - 1.4%
 2,500,000      New Jersey Economic Development Authority, El Dorado
                 Term-1984,  Dow Chemical Company Project,  Series A,
                 3.50%, 11/02/98,  05/01/01+ .......................................    P1/NR             2,500,000
   500,000      New  Jersey  Economic  Development  Authority,  Water
                 Facilities  Revenue,  United  Water New Jersey  Inc.  Project,
                 Series B, 3.55%, 11/02/98, AMBAC Insured, SPA - Bank of
                 New York, 11/01/25+ ...............................................  VMIG1/A1+             500,000
                                                                                                        -----------
                TOTAL NEW JERSEY ...................................................                      3,000,000
                                                                                                        -----------
                NEW MEXICO - 1.4%
 2,900,000      Albuquerque New Mexico, Gross Receipts Lodgers Tax
                 Revenue, Series A, 3.10%, 11/04/98, LOC - Canadian
                 Imperial Bank, 07/01/22+ ..........................................  VMIG1/A1+           2,900,000
                                                                                                        -----------

         See accompanying notes to financial statements.






THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1998
================================================================================================================

   PRINCIPAL                                                                            CREDIT            MARKET
    AMOUNT                                                                             RATINGS*            VALUE
   ---------                                                                           -------            ------


                NEW YORK - 6.6%
$4,000,000      Long Island Power Authority, Electric Systems Revenue,
                 Series 6, 3.60%, 11/02/98, 05/01/33+ ..............................  VMIG1/A1+       $  4,000,000
 4,300,000      New York City Municipal Water Finance Authority, Water &
                 Sewer Systems Revenue, Series C, 3.70%, 11/02/98, FGIC
                 Insured, SPA, 06/15/23+ ...........................................  VMIG1/A1+          4,300,000
 2,000,000      New York City Subser A-5, 3.70%, 11/02/98, LOC
                 Kredietbank N.V., 08/01/16+ .......................................  VMIG1/A1+          2,000,000
 1,925,000      New York State Job Development Authority, Series
                 A-1-A-42, 3.65%, 11/02/98, State Guaranteed, 03/01/05+ ............  VMIG1/A            1,925,000
 1,300,000      New York State Local Government Assistance Corporation,
                 Series G, 2.70%, 11/04/98, LOC - Bank of Nova Scotia,
                 04/01/25+ .........................................................  VMIG1/A1+          1,300,000
   500,000      State of New York Dormitory Authority, Beverwyck Inc.
                 Project, 2.90%, 11/04/98, LOC - Banque Paribas, 07/01/25+ .........  VMIG1/A1             500,000
                                                                                                       -----------
                TOTAL NEW YORK .....................................................                    14,025,000
                                                                                                       -----------
                NORTH CAROLINA - 6.6%
 3,900,000      Charlotte Airport Revenue, Series A, 3.15%, 11/04/98,
                 MBIA Insured, SPA - Chase Manhattan Bank, 07/01/17+ ...............  VMIG1/A1+          3,900,000
 5,000,000      Charlotte-Mecklenberg Hospital Authority, Series D, 3.10%,
                 11/05/98, 01/15/26, Liquidity Facility - NationsBank+ .............  VMIG1/A1+          5,000,000
 1,000,000      Lenoir County Industrial Facilities & Pollution Control, Series
                 1983, Texasgulf Inc. Project, 3.23%, 11/05/98,
                 LOC - Bank of Nova Scotia, 12/01/03+ ..............................    A1/NR            1,000,000
 3,100,000      North Carolina Eastern  Municipal Power Agency,  Series 1988 B, 3.50%,
                 01/13/99,  AMBAC Insured,  01/01/26+ ..............................    A1+/NR           3,100,000
 1,100,000      North Carolina Educational  Facilities Finance Authority
                 Revenue, Elon College Project,  3.10%, 11/04/98,  AMBAC
                 Insured,  SPA  Credit  Local de  France,  01/01/19+ ...............   VMIG1/A1+         1,100,000
                                                                                                       -----------
                TOTAL NORTH CAROLINA ...............................................                    14,100,000
                                                                                                       -----------
                OREGON - 4.2%
 3,925,000      Oregon State Housing & Community Services, Series C,
                 3.75%, 05/13/99 ...................................................     NR/NR           3,925,000
 5,100,000      Port of Portland, Horizon Air Industries Inc. Project, 3.75%,
                 11/04/98, LOC - Bank of Montreal, 06/15/27+ .......................     NR/A1+          5,100,000
                                                                                                       -----------
                TOTAL OREGON .......................................................                     9,025,000
                                                                                                       -----------
                PENNSYLVANIA - 4.8%
 1,000,000      Delaware County Industrial Development Authority, Airport
                 Facilities Revenue, United Parcel Service Project, 3.60%,
                  11/02/98, 12/01/15+     Aaa/A-1+        1,000,000
 1,300,000      Pennsylvania Energy Development Authority, Ebensburg Project,
                  3.15%, 11/04/98, LOC - Swiss Bank Corp., 12/01/11+ ...............    Aa1/NR           1,300,000
 7,000,000      Philadephia Water & Waste Water Revenue, Series B,
                  3.05%, 11/04/98, AMBAC Insured, SPA - Commerzbank
                  A.G., 08/01/27+ ..................................................   VMIG1/A1          7,000,000
 1,000,000      Quakertown General Authority Revenue, Pooled Financing,
                  Series A, 3.25%, 11/04/98, LOC - PNC Bank National
                  Association, 06/01/28+ ...........................................   VMIG1/A1+         1,000,000
                                                                                                       -----------
                TOTAL PENNSYLVANIA .................................................................    10,300,000
                                                                                                       -----------


                 See accompanying notes to financial statements.







THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1998
================================================================================================================

   PRINCIPAL                                                                            CREDIT            MARKET
    AMOUNT                                                                             RATINGS*            VALUE
   ---------                                                                           -------            ------


                SOUTH CAROLINA - 1.2%
$2,600,000      South Carolina Educational Facilities Authority for Non-profit
                 Instns. Furman University Project, Series B, 2.95%, 11/05/98,
                 MBIA Insured, SPA - Wachovia Bank of South Carolina,
                 10/01/26+ .........................................................  VMIG1/AAA/F1+   $  2,600,000
                                                                                                      ------------
                TENNESSEE - 5.3%
   700,000      Clarksville Public Building Authority, Pooled Financing, Series
                 1990, 3.05%, 11/04/98, MBIA Insured, SPA - Credit Suisse First
                 Boston, 07/01/13+ .................................................    VMIG1/A1+          700,000
 7,400,000      Johnson City Health & Educational Facilities Board Revenue,
                 Johnson City Medical Center Project, Series A, 3.20%,
                 11/04/98, MBIA Insured, SPA - Credit Suisse First Boston,
                 11/01/99+ .........................................................    VMIG1/A1+        7,400,000
 3,300,000      Metropolitan Nashville Airport Authority, Special Facilities
                 Revenue, American Airlines Inc. Project, Series B, 3.65%,
                 11/02/98, LOC - Bayerische Landesbank, 10/01/12+ ..................      NR/A1+         3,300,000
                                                                                                      ------------
                TOTAL TENNESSEE ....................................................                    11,400,000
                                                                                                      ------------
                TEXAS - 6.3%
 1,000,000      Brazos River Harbor Navigation District, Series 1990, 3.00%,
                 12/09/98 ..........................................................      A1/P1          1,000,000
 1,000,000      Brazos River Harbor Navigation District, Series 1990, 3.50%,
                 12/09/98 ..........................................................      A1/P1          1,000,000
 2,930,000      Harris County Health Facilities Development Corporation
                 Revenue, St. Lukes Episcopal Hospital Project, Series B,
                 3.65%, 11/02/98, SPA - Morgan Guaranty Trust, 02/15/27+ ...........     NR/A1+          2,930,000
 2,750,000      Harris County Housing Financial Corporation, Multi Family
                 Housing Revenue, Idlewood Park Development, Series A,
                 3.30%, 11/04/98, LOC - New England Mutual Life,
                 06/01/05+ .........................................................     NR/A1+          2,750,000
 1,000,000      North Central Health Facilities Development, Presbyterian
                 Medical Center Project, Series C, 3.65%, 11/02/98, MBIA
                 Insured, SPA - Nationsbank of Texas, 12/01/15+ ....................    VMIG1/A1+        1,000,000
   700,000      North Central Texas Health Facility Development Corporation
                 Presbyterian Medical Center Project,  Series D, 3.65%,
                 11/02/98,  MBIA Insured, SPA - Nationsbank of Texas,
                 12/01/15+ .........................................................    VMIG1/A1+          700,000
 3,950,000      South Texas Higher Education Authority  Incorporated,
                 3.15%, 11/04/98,  MBIA Insured, SPA - Student Loan
                 Marketing Association, 12/01/27+ ..................................    VMIG1/NR         3,950,000
                                                                                                       -----------
                TOTAL TEXAS ........................................................                    13,330,000
                                                                                                       -----------
                UTAH - 0.4%
  900,000       Utah State Board of Regents Student Loan Revenue,
                Series C, 3.10%, 11/04/98, AMBAC Insured, SPA - Dresdner
                Bank, 11/01/13+ ....................................................    VMIG1/A1+          900,000
                                                                                                       -----------
                VIRGINIA - 2.7%
5,750,000       Alexandria Industrial Development Authority, Ogden
                Corporation Project, 3.80%, 11/02/98, LOC - Westdeutsche
                Landesbank, 12/01/16+ ..............................................    VMIG1/A1+        5,750,000
                                                                                                       -----------


         See accompanying notes to financial statements.






THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- OCTOBER 31, 1998
================================================================================================================

   PRINCIPAL                                                                            CREDIT            MARKET
    AMOUNT                                                                             RATINGS*            VALUE
   ---------                                                                           -------            ------

                WASHINGTON - 4.1%
$1,500,000      Seattle Washington Municipal Light & Power Revenue,
                 3.05%, 11/04/98, SPA - Morgan Guaranty Trust, 06/01/21+ ...........   VMIG1/A1+       $  1,500,000
 2,200,000      Washington State Health Care Facilities Authority, Virginia
                 Mason Medical Center Project, Series B, 3.65%, 11/02/98,
                 MBIA Insured, 02/15/27+      VMIG1/A1+  2,200,000
 5,000,000      Washington  State Public  Power Supply  System, Project
                 Number 2, Electric Revenue,  3.05%,  11/04/98,  MBIA
                 Insured, SPA - C.S. First Boston, 07/01/12+ .......................  VMIG1/A1+           5,000,000
                                                                                                       ------------
                TOTAL WASHINGTON ...................................................                      8,700,000
                                                                                                       ------------
                WYOMING - 5.4%
 2,000,000      Lincoln County Pollution Control Revenue, Exxon Corporation
                 Project, Series B, 3.45%, 12/10/98, 11/01/14+ .....................    NR/NR             2,000,000
 1,250,000      Lincoln County Pollution Control Revenue, Exxon Corporation
                 Project, Series C, 3.70%, 11/02/98, 11/01/14+ .....................    P1/A1+            1,250,000
 4,700,000      Lincoln County Pollution Control Revenue, Exxon Corporation
                 Project, Series D, 3.70%, 11/02/98, 11/01/14+ .....................    P1/A1+            4,700,000
 3,500,000      Lincoln County Pollution Control Revenue, Pacific Corporation
                 Project, 3.40%, 11/18/98, LOC - Union Bank of Switzerland,
                 01/01/06+ .........................................................   VMIG1/A1+          3,500,000
                                                                                                       ------------
                TOTAL WYOMING ......................................................                     11,450,000
                                                                                                       ------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS .............................                    212,356,530
                                                                                                       ------------
TOTAL INVESTMENTS (Cost $212,356,530) (a) ..........................................     99.6%          212,356,530
PAYABLE TO MANAGER .................................................................     (0.0)%             (51,161)
PAYABLE TO ADMINISTRATOR ...........................................................     (0.0)%             (15,452)
DIVIDENDS PAYABLE ..................................................................     (0.1)%            (172,153)
OTHER ASSETS AND LIABILITIES (Net) .................................................      0.5%            1,472,293
 ...................................................................................    -----          ------------
NET ASSETS (213,627,325 shares of beneficial interest outstanding,
   $0.001 par value, two billion shares authorized) ................................    100.0%         $213,590,057
                                                                                        =====          ============
COMPOSITION OF NET ASSETS
Paid-in-capital ...................................................................................    $213,586,627
Undistributed net investment income                                                                           3,430
                                                                                                       ------------
NET ASSETS .......................................................................................     $213,590,057
                                                                                                       ============
NET ASSET VALUE, Offering and Redemption Price Per Share .........................................            $1.00
                                                                                                              =====


-------------------------------------
  + Variable rate security. The short term date shown reflects the next rate change.
(a)    Aggregate cost for Federal tax purposes.
       ACES   Adjustable  Convertible  Extendable  Securities,  AMBAC - AMBAC
       Indemnity Corporation, FGIC - Financial Guaranty Insurance Company, LOC - Letter of Credit, MBIA - Municipal Bond Insurance Association, SPA - Standby Purchase Agreement.
     * Credit ratings issued by Standard & Poor's Corporation, Moody's Investors Services Inc. and Fitch Investors Service Inc. (Unaudited). Standard & Poor's credit rating of A1, Moody's credit rating of P1 and VMIG1 and Fitch's credit rating of F1 reflect instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Manager, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios.


                 See accompanying notes to financial statements.



THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO -- PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 1998
================================================================================================================

   PRINCIPAL                                                                                           MARKET
    AMOUNT                                                                                             VALUE
   ---------                                                                                           ------
                U.S. TREASURY OBLIGATIONS - 35.9%
$30,000,000     U.S. Treasury Bills, 4.36% due 12/24/98 .................................           $ 29,807,433
 10,000,000     U.S. Treasury Bills, 4.85% due 11/12/98 .................................              9,985,181
                                                                                                    ------------
                TOTAL U.S. TREASURY OBLIGATIONS .........................................             39,792,614
                                                                                                    ------------
                REPURCHASE AGREEMENTS - 41.8%
 20,000,000     ABN AMRO, 5.55%, dated 10/30/98,
                 due 11/02/98, proceeds at maturity $20,009,250 (a) .....................             20,000,000
 11,349,520     Bear Stearns & Co., Inc., 5.39%, dated 10/30/98,
                 due 11/02/98, proceeds at maturity $11,354,618 (b) .....................             11,349,520
15,000,000      Citibank, 5.35%, dated 10/30/98,
                 due 11/02/98, proceeds at maturity $15,006,688 (c) .....................             15,000,000
                                                                                                    ------------
                TOTAL REPURCHASE AGREEMENTS .............................................             46,349,520
                                                                                                    ------------
TOTAL INVESTMENTS (Cost $86,142,134) (d) ................................................   77.7%     86,142,134
OTHER ASSETS AND LIABILITIES (Net) ......................................................   22.3%     24,737,345
                                                                                           -----    ------------
NET ASSETS (110,879,479 shares of beneficial interest outstanding,
  $0.001 par value, two billion shares authorized) ......................................  100.0%   $110,879,479
                                                                                           =====    ============



U.S. TREASURY MONEY MARKET PORTFOLIO -- STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1998
=================================================================================================================
ASSETS:
  Investments, at value (Cost $86,142,134) ..............................................            $ 86,142,134
  Receivable for securities sold ........................................................              24,959,861
  Interest receivable ...................................................................                  92,999
                                                                                                     ------------
    TOTAL ASSETS ........................................................................             111,194,994
                                                                                                     ------------
LIABILITIES:
  Payable to manager ....................................................................                  28,941
  Payable to administrator ..............................................................                   8,741
  Dividends payable .....................................................................                 161,571
  Other accrued expenses ................................................................                 116,262
                                                                                                     ------------
    TOTAL LIABILITIES ...................................................................                 315,515
                                                                                                     ------------
NET ASSETS applicable to 110,879,479 shares outstanding .................................            $110,879,479
                                                                                                     ============
NET ASSETS CONSIST OF:
  Paid-in-capital .......................................................................            $110,879,500
                                                                                                     ============
  Distributions in excess of net investment income                                                            (21)
                                                                                                     ------------
    TOTAL NET ASSETS ....................................................................            $110,879,479
                                                                                                     ============
NET ASSET  VALUE,  offering  and  redemption  price  per share  ($110,879,479  /
  110,879,479  shares  outstanding;  two billion shares authorized of $0.001 par
  value) $1.00 ..........................................................................                   $1.00
                                                                                                            =====


----------------------------------------------------
(a) Collateralized by FNMA Medium Term Note, 5.10%, due 09/28/00, market value $20,300,000.
(b) Collateralized by U.S. Treasury Notes and Bills, 4.94% to 5.50%, due 11/05/98 to 05/31/03, market value $11,577,761.
(c) Collateralized by U.S. Treasury Bond, 8.12%, due 05/15/21, market value $15,301,025.
(d)  Aggregate cost for Federal tax purposes.

         See accompanying notes to financial statements.



THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 1998
================================================================================================================
                                                          DOMESTIC PRIME         TAX EXEMPT        U.S. TREASURY
                                                           MONEY MARKET         MONEY MARKET        MONEY MARKET
                                                            PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                          --------------         ------------        ------------
INVESTMENT INCOME:
 Interest .............................................      $16,449,492           $6,758,217           $5,281,654
                                                             -----------           ----------           ----------
EXPENSES:
 Investment advisory fees .............................          886,379              575,919              296,590
 Administration fees ..................................          283,544              185,110               94,993
 Shareholder services fees ............................          163,370               42,068               25,437
 Custodian fees .......................................           75,443               44,553               19,959
 Legal and audit fees .................................           48,018               29,870               20,514
 Directors' fees ......................................           32,224               15,140                6,727
 Miscellaneous expenses ...............................           99,394               62,652               39,390
                                                             -----------           ----------           ----------
   Total Expenses .....................................        1,588,372              955,312              503,610
 Custodian fee credits ................................               --              (30,201)                  --
                                                             -----------           ----------           ----------
   TOTAL NET EXPENSES .................................        1,588,372              925,111              503,610
                                                             -----------           ----------           ----------
NET INVESTMENT INCOME .................................       14,861,120            5,833,106            4,778,044
NET REALIZED GAIN ON INVESTMENTS ......................            2,459               14,353              100,398
                                                             -----------           ----------           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..      $14,863,579           $5,847,459           $4,878,442
                                                             ===========           ==========           ==========


         See accompanying notes to financial statements.




THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
=================================================================================================================================
                                                 DOMESTIC PRIME                 TAX EXEMPT                    U.S. TREASURY
                                             MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO
                                             -----------------------       ----------------------         ----------------------
                                             YEAR ENDED    YEAR ENDED      YEAR ENDED   YEAR ENDED       YEAR ENDED   YEAR ENDED
                                             OCTOBER 31,   OCTOBER 31,     OCTOBER 31,  OCTOBER 31,      OCTOBER 31,  OCTOBER 31,
                                                 1998         1997            1998         1997             1998         1997
                                         --------------  ------------    ------------    ------------   ------------  ------------
OPERATIONS:
  Net investment income ................    $14,861,120   $13,759,453      $5,833,106      $5,549,927     $4,778,044    $4,920,996
  Net realized gain
    on investments .....................          2,459        77,010          14,353              --        100,398        70,988
                                         --------------  ------------    ------------    ------------   ------------  ------------
    Net increase in net assets
      resulting from operations ........     14,863,579    13,836,463       5,847,459       5,549,927      4,878,442     4,991,984
                                         --------------  ------------    ------------    ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ................    (14,861,120)  (13,759,453)     (5,833,106)     (5,549,927)    (4,778,044)   (4,920,996)
  Net realized gain on
     investment transactions ...........         (4,256)     (224,251)           (346)             --       (100,398)      (70,988)
                                         --------------  ------------    ------------    ------------   ------------  ------------
     Total distributions to
        shareholders ...................    (14,865,376)  (13,983,704)     (5,833,452)     (5,549,927)    (4,878,442)   (4,991,984)
                                         --------------  ------------    ------------    ------------   ------------  ------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE):
  Proceeds from shares sold ............  1,781,729,609   958,464,195     688,316,889     545,916,653    805,182,983   410,743,301
  Proceeds from reinvestment
    of dividends .......................     14,377,159    13,704,346       5,768,277       5,441,069      4,291,497     4,767,017
  Cost of shares redeemed .............. (1,718,594,158) (928,494,124)   (673,343,550)   (517,030,222)  (783,799,470) (421,067,311)
                                         --------------  ------------    ------------    ------------   ------------  ------------
    Net increase (decrease) in
      net assets from
      share transactions ...............     77,512,610    43,674,417      20,741,616      34,327,500     25,675,010    (5,556,993)
                                         --------------  ------------    ------------    ------------   ------------  ------------
    Net increase (decrease) in
      net assets .......................     77,510,813    43,527,176      20,755,623      34,327,500     25,675,010    (5,556,993)
NET ASSETS:
  Beginning of period ..................    280,338,816   236,811,640     192,834,434     158,506,934     85,204,469    90,761,462
                                         --------------  ------------    ------------    ------------   ------------  ------------
  End of period ........................   $357,849,629  $280,338,816    $213,590,057    $192,834,434   $110,879,479   $85,204,469
                                         ==============  ============    ============    ============   ============  ============



                See accompanying notes to financial statements.



THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
DOMESTIC PRIME MONEY MARKET PORTFOLIO
====================================================================================================================================
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                         YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------------
                                                               1998            1997            1996            1995         1994
                                                              -----           -----           -----           -----        -----
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....................   $1.00           $1.00           $1.00           $1.00        $1.00
                                                             ------          ------          ------          ------       ------
  Net investment income ...................................   0.050           0.050           0.049(a)        0.054(a)     0.035(a)
  Net realized and unrealized gain
    (loss) on investments .................................      --              --              --          (0.002)          --
                                                             ------          ------          ------          ------       ------
  Total from investment operations ........................   0.050           0.050           0.049           0.052        0.035
                                                             ------          ------          ------          ------       ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...................................  (0.050)         (0.049)         (0.049)         (0.054)      (0.035)
  Net realized gain on investments ........................      --          (0.001)             --              --           --
                                                             ------          ------          ------          ------       ------
  Total distributions .....................................  (0.050)         (0.050)         (0.049)         (0.054)      (0.035)
                                                             ------          ------          ------          ------       ------
Contributions from affiliate ..............................      --              --              --           0.002(b)        --
                                                             ------          ------          ------          ------       ------
  NET ASSET VALUE, END OF PERIOD ..........................   $1.00           $1.00           $1.00           $1.00        $1.00
                                                             ======          ======          ======          ======       ======
  Total return+ ...........................................   5.15%           5.19%           5.12%           5.50%        3.56%
                                                             ======          ======          ======          ======       ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ....................$357,850        $280,339        $236,812        $169,297     $143,744
  Ratio of net investment income to average net assets ....   5.03%           4.99%           4.93%           5.33%        3.49%
  Ratio of operating expenses to average net assets .......   0.54%           0.52%           0.54%(c)        0.53%(c)     0.53%(c)
  Ratio of interest expense to average net assets .........      --              --           0.01%           0.02%        0.13%


--------------------------
 +      Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)     Net investment income before fees waived by the administrator for the years ended October 31, 1996, 1995 and 1994 was $0.048, $0.053 and
        $0.034, respectively.
(b)     During the year ended October 31, 1995, the Portfolio realized losses on the sale of certain securities. Pursuant to an undertaking, losses in the amount of $262,913 were reimbursed to the Portfolio by the former Adviser.

(c) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1996 and 1995 were 0.52% and 0.50%, respectively. The operating expense ratio after fees waived by the administrator for the year ended October 31, 1994 was 0.53%.




TAX EXEMPT MONEY MARKET PORTFOLIO
====================================================================================================================================
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                         YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------------
                                                               1998            1997            1996            1995         1994
                                                              -----           -----           -----           -----        -----
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....................   $1.00           $1.00           $1.00           $1.00        $1.00
                                                             ------          ------          ------          ------       ------
  Net investment income ...................................   0.030           0.031           0.030           0.034(a)     0.022(a)
                                                             ------          ------          ------          ------       ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...................................  (0.030)         (0.031)         (0.030)         (0.034)      (0.022)
                                                             ------          ------          ------          ------       ------
  NET ASSET VALUE, END OF PERIOD ..........................   $1.00           $1.00           $1.00           $1.00        $1.00
                                                             ======          ======          ======          ======       ======
  Total return+ ...........................................    3.08%           3.12%           3.04%           3.42%        2.21%
                                                             ======          ======          ======          ======       ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ....................$213,590        $192,834         $158,507        $140,826    $133,951
  Ratio of net investment income to average net assets ....    3.04%           3.07%           3.00%           3.35%        2.18%
  Ratio of operating expenses to average net assets (b) ...    0.50%           0.53%           0.54%           0.53%        0.54%





----------------------------------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Net investment income before fees waived by the administrator for the years ended October 31, 1995 and 1994 was $0.033 and $0.021, respectively.
(b) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the years ended October 31, 1998, 1997 and 1996 were 0.48%, 0.52% and 0.52%, respectively. The operating expense ratio after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1995 was 0.50%. The operating expense ratio after fees waived by the administrator for the year ended October 31, 1994 was 0.53%.


         See accompanying notes to financial statements.



THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
DOMESTIC PRIME MONEY MARKET PORTFOLIO
====================================================================================================================================
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                         YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------------
                                                               1998            1997            1996            1995         1994
                                                              -----           -----           -----           -----        -----
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....................   $ 1.00          $ 1.00          $ 1.00          $ 1.00       $ 1.00
                                                              ------          ------          ------          ------       ------
  Net investment income ..................................    0.048           0.047           0.047           0.051        0.033
  Net realized and unrealized gain on investments .........    0.001           0.001              --              --           --
                                                              ------          ------          ------          ------       ------
  Total from investment operations ........................    0.049           0.048           0.047           0.051        0.033
                                                              ------          ------          ------          ------       ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...................................   (0.048)         (0.047)         (0.047)         (0.051)      (0.033)
  Net realized gain on investments ........................   (0.001)         (0.001)             --              --           --
                                                              ------          ------          ------          ------       ------
  Total distributions .....................................   (0.049)         (0.048)         (0.047)         (0.051)      (0.033)
                                                              ------          ------          ------          ------       ------
  NET ASSET VALUE, END OF PERIOD ..........................   $ 1.00          $ 1.00          $ 1.00          $ 1.00       $ 1.00
                                                              ======          ======          ======          ======       ======
  Total return+ ...........................................    5.03%           4.91%           4.83%           5.27%        3.31%
                                                              ======          ======          ======          ======       ======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .................... $110,879         $85,204         $90,761         $94,834     $138,205
  Ratio of net investment income to average net assets ....    4.83%           4.74%           4.70%           5.10%        3.07%
  Ratio of operating expenses to average net assets .......    0.51%           0.61%(a)        0.63%(a)        0.56%(a)     0.49%





----------------------------------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Operating expense ratios after custodian fee credits on securities lending income for the year ended October 31, 1997 was 0.60%. Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the years ended October 31, 1996 and 1995 were 0.60% and 0.54%, respectively.

         See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (collectively, the "Portfolios"). The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio still remain inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Directors. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on sales of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is issued.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

The Tax Exempt Money Market Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended October 31, 1998, custodian fees were increased by $30,201. There was no effect on net investment income. The Portfolio could have invested such amounts

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
in an income producing asset if it had not agreed to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including short term capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended October 31, 1998, the following  reclassifications  were made
to  increase   (decrease)   such  accounts  with   offsetting   adjustments   to
paid-in-capital:

                                                                    Accumulated
                                           Undistributed Net      Realized Gain
                                           Investment Income      On Investments
                                           -----------------      --------------
Domestic Prime Money Market Portfolio           $32,603             $(32,603)
U.S. Treasury Money Market Portfolio                (21)                  --

As of October 31, 1998, the Domestic Prime Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $2,225 expiring in 2006.

PROVISION FOR INCOME TAXES. Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment Advisory agreement (the "Advisory Agreement") with Gabelli Fixed Income, LLC (the "Adviser") which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, Inc. (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. Gabelli Fixed Income Distributors, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund. Gabelli Fixed Income Distributors, Inc. became the successor Distributor to GOC Fund Distributors, Inc. effective December 14, 1997.

This page is intentionally left blank.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
================================================================================
SHAREHOLDERS AND BOARD OF DIRECTORS
THE TREASURER'S FUND, INC.

We have audited the accompanying statements of net assets of the Domestic Prime Money Market and the Tax Exempt Money Market Portfolios and the statement of assets and liabilities, including the portfolio of investments, of the U.S. Treasury Money Market Portfolio (each a portfolio of The Treasurer's Fund, Inc.) as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasurer's Fund, Inc. at October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP
New York, New York
December 10, 1998


================================================================================
                  1998 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

For the fiscal year ended October 31, 1998, none of the ordinary income dividends qualify for the dividend received deduction available to corporations. For the fiscal year ended October 31, 1998, 100.0% of the ordinary income dividends paid by the Tax Exempt Money Market Portfolio are exempt from Federal taxation. These dividends may not be exempt from state and local taxation. Due to the diversity in state and local tax laws, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.

U.S. GOVERNMENT INCOME:
The percentage of ordinary income dividend paid by the Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio and U.S. Treasury Money Market Portfolio during the period from November 1, 1997 through October 31, 1998 which was derived from U.S. Treasury securities was 3.7%, 0.0% and 57.5%, respectively. Such income may be exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Treasury securities. The U.S. Treasury Money Market Portfolio derived 57.5% of its ordinary income from U.S. Treasury securities during fiscal year 1998. The Domestic Prime Money Market Portfolio and Tax Exempt Money Market Portfolio did not meet this strict requirement in fiscal year 1998.
================================================================================

THE

TREASURER'S

FUND

Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury

ANNUAL REPORT
OCTOBER 31, 1998

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                 1-800-GABELLI
                                [1-800-422-3554]
                              FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
               (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                               BOARD OF DIRECTORS

Felix J. Christiana
FORMER SENIOR VICE PRESIDENT
DOLLAR DRY DOCK SAVINGS BANK

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Richard N. Daniel
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
HANDY & HARMAN

Mary E. Hauck
(RETIRED) SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD
PHYSICIAN, AUTHOR AND LECTURER
GENERAL PARTNER OF KBS PARTNERSHIP

Thomas E. O'Connor
CONSULTANT
GABELLI FIXED INCOME LLC

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT
PROFESSOR, PACE UNIVERSITY

Werner J. Roeder, MD
DIRECTOR OF SURGERY
LAWRENCE HOSPITAL

Anthonie C. Van Eckris
MANAGING DIRECTOR
BALMAC INTERNATIONAL, INC.

                                    OFFICERS

Ronald S. Eaker
PRESIDENT AND
CHIEF INVESTMENT OFFICER

Henley L. Smith
VICE PRESIDENT AND
INVESTMENT OFFICER

Georgette Horton
VICE PRESIDENT

Judith A. Raneri
SECRETARY, TREASURER AND
PORTFOLIO MANAGER

Bruce N. Alpert
VICE PRESIDENT

                                   DISTRIBUTOR
                              Gabelli Fixed Income
                               Distributors, Inc.

                                    CUSTODIAN
                            Custodial Trust Company

                                  LEGAL COUNSEL
                               Battle Fowler LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------